COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Transportation Commitments
Other Commitments
Total	$ 487,604
2023	71,329
2024	72,598
2025	73,428
2026	73,975
2027	61,852
Thereafter	134,422
Processing Commitments
Other Commitments
Total	7,884
2023	7,884
Service Workover Rigs Commitments
Other Commitments
Total	2,100
2023	$ 2,100